Financial Instruments (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	R$ 41,258,221	R$ 25,896,984
Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	6,073,632	4,664,939
Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	25,808,985	17,553,054
Payroll Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	2,375,184	1,983,957
Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	13,868	84,679
Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	93,449	76
Allowance For Expected Credit Loss [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	(2,413,641)	(1,623,379)
Subtotal [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	31,951,477	22,663,326
Premium Paid On The Acquisition Of Credit Portfolios [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	562,892	296,612
Adjustment Of Credit Portfolios Hedge Object [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	(72,969)	(359,688)
Subtotal Of Collect Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	32,441,400	22,600,250
Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	2,413	90,866
Investment Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	11,311	104,192
Official Credit I C O Spanish Government [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	1,511,277
Investment Securities Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	1,739,571	1,392,720
Subtotal Of Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	3,264,572	1,587,778
Investment Securities National Treasury Notes N T N [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	256,000
Investment Securities Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	269,986	1,174,990
Subtotal Of Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	525,986	1,174,990
Government Bonds K D B Korea Development Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	289,509	533,966
Investment Securities Financial Treasury Bill [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	42,818
Investment Securities National Treasury Note [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	91,657
Subtotal Of Pledged Of Collateral [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	423,984	533,966
Subject To Repurchase Agreements Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	3,941,507
Subtotal Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	3,941,507
Compulsory Deposits With Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	660,772
Subtotal Of Compulsory Deposits With Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	R$ 660,772